Intangible assets, net	12 Months Ended
Dec. 31, 2023
Intangible assets, net
Intangible assets, net

13. Intangible assets, net

The Group’s intangible assets, net consist of following:

	As of December 31
	2022	2023
	RMB	RMB
Finite‑lived intangible assets
Non‑compete agreements	7,183,773	7,183,773
Trademarks, patents, software and others	5,413,444	5,405,499
Customer lists	1,563,680	1,573,479
Driver lists	301,641	306,755
Total	14,462,538	14,469,506
Less: accumulated amortization	(12,846,495)	(13,835,413)
Less: accumulated impairment loss	(346,466)	(412,972)
Net book value	1,269,577	221,121
Indefinite‑lived intangible assets
Online payment license	398,085	398,085
Others	56,479	56,479
Total	454,564	454,564
Finite and indefinite‑lived intangible assets	1,724,141	675,685

13. Intangible assets, net (Continued)

For the years ended December 31, 2021, 2022 and 2023, amortization expenses amounted to RMB1,824,762, RMB1,631,280 and RMB1,003,282, respectively.

For the years ended December 31, 2021, 2022 and 2023, the impairment losses for intangible assets were RMB288,221, RMB17,736 and RMB80,800, respectively. For the year ended December 31, 2021, the impairment charge was recorded for the intangible assets generated from the acquisition of 99 Taxis. Refer to Note 14 Goodwill for further information.

As of December 31, 2023, amortization expenses related to finite-lived intangible assets for future periods are estimated to be as follows:

Amortization Expenses
RMB
2024	118,985
2025	37,685
2026	23,572
2027	15,671
Thereafter	25,208
Total expected amortization expenses	221,121